Share Capital (Details) - Schedule of Incentive Stock Options Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	29,384	14,238	8,091	5,641
Exercise Price	$ 163.38	$ 594.08	$ 1,017.6	$ 888
Weighted Average Remaining Life	4 years 18 days	3 years 9 months 25 days
June 6, 2023 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		59
Exercise Price		$ 1,368
Weighted Average Remaining Life		11 months 4 days
September 4, 2023 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		53
Exercise Price		$ 712.8
Weighted Average Remaining Life		1 year 2 months 4 days
April 2, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	430	446
Exercise Price	$ 604.8	$ 604.8
Weighted Average Remaining Life	6 months	1 year 9 months 3 days
June 27, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	26	26
Exercise Price	$ 614.4	$ 614.4
Weighted Average Remaining Life	9 months	1 year 11 months 26 days
September 27, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	964	1,250
Exercise Price	$ 1,087.2	$ 1,087.2
Weighted Average Remaining Life	1 year	2 years 2 months 26 days
October 22, 2024 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	52	52
Exercise Price	$ 967.2	$ 967.2
Weighted Average Remaining Life	1 year 29 days	2 years 3 months 21 days
July 24, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	555	1,009
Exercise Price	$ 715.2	$ 715.2
Weighted Average Remaining Life	1 year 9 months 29 days	3 years 25 days
July 31, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	548	693
Exercise Price	$ 715.2	$ 715.2
Weighted Average Remaining Life	1 year 9 months 29 days	3 years 25 days
August 10, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	52	52
Exercise Price	$ 715.2	$ 715.2
Weighted Average Remaining Life	1 year 11 months 1 day	3 years 1 month 9 days
November 19, 2025 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		64
Exercise Price		$ 1,101.6
Weighted Average Remaining Life		2 years 4 months 20 days
June 1, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	237	237
Exercise Price	$ 1,689.6	$ 1,689.6
Weighted Average Remaining Life	2 years 8 months 1 day	3 years 11 months 19 days
June 29, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	44	1,373
Exercise Price	$ 1,356	$ 1,356
Weighted Average Remaining Life	2 years 9 months	3 years 11 months 19 days
August 19, 2026 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	1,499	2,391
Exercise Price	$ 1,008	$ 1,008
Weighted Average Remaining Life	2 years 11 months 1 day	3 years 2 months 12 days
March 18, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding		94
Exercise Price		$ 316.8
Weighted Average Remaining Life		4 years
May 10, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	14	50
Exercise Price	$ 189.6	$ 189.6
Weighted Average Remaining Life	3 years 8 months 1 day	4 years
August 17, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	3,217	6,249
Exercise Price	$ 96	$ 96
Weighted Average Remaining Life	3 years 11 months 1 day	4 years 9 months 18 days
September 20, 2027 [Member]
Share Capital (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding	140	140
Exercise Price	$ 55.2	$ 55.2
Weighted Average Remaining Life	4 years	4 years 9 months 18 days